Interest expense (Details) - Schedule of Interest Income and Interest Expense Disclosure (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest expense (Details) - Schedule of Interest Income and Interest Expense Disclosure [Line Items]
Interest Expense	$ 567,945	$ 74,053	$ 280,623
Loans Payable [Member]
Interest expense (Details) - Schedule of Interest Income and Interest Expense Disclosure [Line Items]
Interest Expense	342,386
Notes Payable, Other Payables [Member]
Interest expense (Details) - Schedule of Interest Income and Interest Expense Disclosure [Line Items]
Interest Expense	63,677
Convertible Debt [Member]
Interest expense (Details) - Schedule of Interest Income and Interest Expense Disclosure [Line Items]
Interest Expense	146,705
Line of Credit [Member]
Interest expense (Details) - Schedule of Interest Income and Interest Expense Disclosure [Line Items]
Interest Expense	$ 15,177